Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.

Fair Value Hierarchy

Valuation techniques used by the Plan are based upon observable and unobservable inputs. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Plan’s consideration of market participant assumptions based on the best information available. Assets and liabilities are classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
HP Inc. 401(k) Plan
Notes to Financial Statements (Continued)

Level 2 – Quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs for the asset or liability. No level 3 assets were held by the Plan.

The fair value hierarchy gives the highest priority to observable inputs and lowest priority to unobservable inputs.

Valuation Techniques
The following is a description of the valuation techniques used to measure fair value. There were no changes in the techniques used to measure fair value during the year ended December 31, 2025.

Collective investment trust and common collective trust funds: Valued at the Net Asset Value (NAV) as the practical expedient, established by the fund’s sponsor on the last business day of the plan year, based on the fair value of the assets underlying the funds. These investments have no redemption restrictions or future commitments, and they have a daily redemption frequency.

Mutual funds, money market funds and common stock: Valued at the daily closing price reported on the active market on which the individual securities were traded. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price.

Short-term investments: Valued at cost plus accrued interest, which approximates fair value.

The self-directed brokerage accounts include mutual funds, money market funds and common stock.

The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation techniques are appropriate and consistent with other market participants, the use of different techniques or assumptions to estimate fair value could result in a different fair value measurement at the reporting date.
HP Inc. 401(k) Plan
Notes to Financial Statements (Continued)

The following tables set forth the Plan’s assets at fair value as of December 31, 2025 and 2024, by level, within the fair value hierarchy:

	As of December 31, 2025 (In thousands)
	Level 1	Level 2	Total

Self-directed brokerage accounts	$494,490	$—	$494,490

HP Inc. common stock	84,314	—	84,314

Short-term investments	—	416,617	416,617

Mutual fund	13,097	—	13,097

	$591,901	$416,617	1,008,518

Common/collective investment trust funds (NAV)			9,761,511

Total assets			$10,770,029

	As of December 31, 2024 (In thousands)
	Level 1	Level 2	Total

Self-directed brokerage accounts	$429,307	$—	$429,307

HP Inc. common stock	137,046	—	137,046

Short-term investments	—	406,775	406,775

Mutual fund	1,318	—	1,318

	$567,671	$406,775	974,446

Common/collective investment trust funds (NAV)			9,213,988

Total assets			$10,188,434